Consolidated Income Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease revenue:
Total lease revenue	$ 7,369,470	$ 7,003,997	$ 6,860,320
Net gain on sale of assets	819,482	651,142	489,620
Other income	327,716	341,505	230,478
Total Revenues and other income	8,516,668	7,996,644	7,580,418
Expenses
Depreciation and amortization	2,647,168	2,580,037	2,480,578
Net recoveries related to Ukraine Conflict	(1,490,431)	(194,750)	(1,287,972)
Asset impairment	100,838	49,766	86,855
Interest expense	1,981,928	1,990,732	1,806,442
Loss on debt extinguishment	4,932	13,450	4,097
Leasing expenses	647,571	810,358	756,438
Selling, general and administrative expenses	545,933	488,916	464,128
Total Expenses	4,437,939	5,738,509	4,310,566
Gain on investments at fair value	13,283	5,238	2,334
Income before income taxes and income of investments accounted for under the equity method	4,092,012	2,263,373	3,272,186
Income tax expense	(555,246)	(323,704)	(291,056)
Equity in net earnings of investments accounted for under the equity method	213,848	158,956	166,715
Net income	3,750,614	2,098,625	3,147,845
Net (income) loss attributable to non-controlling interest	(2)	7	(11,754)
Net income attributable to AerCap Holdings N.V.	$ 3,750,612	$ 2,098,632	$ 3,136,091
Basic earnings per share (in USD per share)	$ 21.78	$ 11.06	$ 13.99
Diluted earnings per share (in USD per share)	$ 21.30	$ 10.79	$ 13.78
Weighted average shares outstanding—basic (in shares)	172,180,968	189,830,813	224,216,801
Weighted average shares outstanding—diluted (in shares)	176,115,641	194,489,171	227,656,343
Basic lease rents
Lease revenue:
Total lease revenue	$ 6,679,477	$ 6,377,181	$ 6,248,994
Maintenance rents and other receipts
Lease revenue:
Total lease revenue	$ 689,993	$ 626,816	$ 611,326